2. BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	6 Months Ended
Jun. 30, 2015
Accounting Policies [Abstract]
Unaudited Interim Financial Information

The accompanying unaudited condensed consolidated financial statements have been prepared by the Company pursuant to the rules and regulations of the Securities and Exchange Commission (the “SEC”) and generally accepted accounting principles in the United States (“U.S. GAAP”) for interim financial reporting. The information furnished herein reflects all adjustments (consisting of normal recurring accruals and adjustments) which are, in the opinion of management, necessary to fairly state the operating results for the respective periods. Certain information and footnote disclosures normally present in annual consolidated financial statements prepared in accordance with accounting principles generally accepted in the United States of America have been omitted pursuant to such rules and regulations. These unaudited condensed consolidated financial statements should be read in conjunction with the financial statements and footnotes thereto, included in the Company’s 2014 Annual Report filed with the SEC on April 30, 2015. The interim results of operations are not necessarily indicative of the results to be expected for the full fiscal year or any future periods.

Principles of Consolidation

The condensed consolidated financial statements include the financial statements of the Company, its subsidiaries and VIEs. All significant inter-company balances and transactions have been eliminated in consolidation.

Reclassification

The Company has reclassified certain comparative balances in the consolidated financial statements for 2014 to conform to current year’s presentation. The principal reclassification is related to the separate presentation of loans receivable, net, which was previously included in the other financing receivable, net. The reclassification provides more transparent and comprehensive information on the new CeraVest operation and provides more consistent disclosure with the counterpart note financing payable. The reclassification did not have an impact on the reported total assets, liabilities, and stockholders’ equity.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses during the periods presented. The most significant estimates and related assumptions include the assessment of the provision for doubtful accounts, the assessment of the impairment of tangible long-lived assets, the assessment of the valuation allowance on deferred tax assets and the assessment of the fair value of the commercial vehicles which is used in determining revenue recognition by reference to the retail market price. Actual results could differ from these estimates.

Currency Reporting

The Company uses U.S. dollars as its functional currency. The Company’s operations in China and Hong Kong use the local currencies - Renminbi (“RMB”) and Hong Kong dollar (“HKD”) as its functional currencies whereas amounts reported in the accompanying unaudited condensed consolidated financial statements and disclosures are stated in U.S. dollars, the reporting currency of the Company, unless stated otherwise. As such, the consolidated balance sheets of the Company have been translated into U.S. dollars at the current rates listed by the People’s Bank of China as of June 30, 2015 and December 31, 2014 and the consolidated statements of income and comprehensive income for the three months ended June 30, 2015 and 2014 have been translated into U.S. dollars at the average rates during the periods the transactions were recognized. The resulting translation adjustments are recorded as other comprehensive. The following are the exchange rates used by the Company as of June 30, 2015 and December 31, 2014, and for the six months ended June 30, 2015 and 2014.

December 31, 2014
Exchange rates as of the date specified	6.1190:1 RMB to USD
7.7567:1 HKD to USD

Average exchange rates for the years ended	6.1443:1 RMB to USD
7.7556:1 HKD to USD

	June 30, 2015	June 30, 2014
Exchange rates as of the date specified	6.1136:1 RMB to USD	6.1528:1 RMB to USD
	7.7544:1 HKD to USD	7.7516:1 HKD to USD

Average exchange rates for the six-months ended	6.1294:1 RMB to USD	6.1385:1 RMB to USD
	7.7544:1 HKD to USD	7.7570:1 HKD to USD

Cash and Cash Equivalents

For purposes of the consolidated statements of cash flows, cash equivalents include all highly liquid debt instruments with original maturities of three months or less which are not securing any corporate obligations. As of June 30, 2015 and December 31, 2014, the majority of cash, including restricted cash, was in RMB on deposit in PRC financial institutions under the Company’s PRC VIEs and subsidiaries, which the management believes are of high credit quality. Cash remittance in or out of the PRC are subject to the PRC foreign exchange control regulations pursuant to which PRC government approval is required for the Company to receive funds from or distribute funds outside the PRC.

Restricted Cash

As of June 30, 2015 and December 31, 2014, the restricted cash was $166,000 and $988,000, respectively, which was guarantee deposits required by the China Insurance Regulatory Commission (“CIRC”) in order to protect insurance premium appropriation by insurance agency and security deposits under the CITIC financing arrangement.

Long-Term Net Investment in Direct Financing and Sales-Type Leases

Long-term net investment in direct financing and sales-type leases are stated at the amount the Company expects to collect from its commercial vehicle leasing customers (individuals) and represent commercial vehicle leases that the Company originates directly through its own store network. These leases have an average length of 26 months and are secured by the commercial vehicle with GPS device tracing.

Short-term Net Investment in Sales-Type Leases and Other Financing Receivables

Both short-term net investment in sales-type leases and other financing receivables represent financing provided to the peer stores, which are guaranteed by their legal representative, and are stated at the amount the Company expects to collect.

Short-term net investment in sales-type leases is for commercial vehicle leases provided to peer stores, with terms within 1 year.

Other financing receivables represent 1) financing provided to peer stores for the insurance and taxes related to the purchase of a new commercial vehicle, usually with a term of ten months; and 2) financing provided to registrant customers on the CeraPay platform, usually with a term of 30 days.

Loans receivable

Loans receivable represent loans provided to small and medium sized businesses (“SMBs”) through the CeraVest platform with a six-month term and an interest rate of 8.6% per annum. The SMBs are expected to repay the principal and interest to the Company in lump-sum at the maturity of the loan.

Accounts Receivable

Accounts receivable represents the following: i) the amount the Company expects to collect from the value added services, such as the tires, fuel and insurance financing services with the term of one to three months; ii) commissions the Company expects to collect from insurance institutions for referring its customers to buy auto insurance; iii) the reclassified past due monthly installments from long-term net investment in direct financing and sales-type leases, and short-term net investment in sales-type leases; iv) the past due CeraPay receivables, which are reclassified from other financing receivables; and v) the past due CeraVest receivables, which are reclassified from loans receivable.

Provision for doubtful accounts

The Company maintains allowances for doubtful accounts for estimated losses resulting from the inability of its customers to make required payments.

The Company evaluates, on an individual basis, the collectability of its long-term net investment in direct financing and sales-type leases based on a combination of factors, including customer credit-worthiness, residual value of the commercial vehicles under lease and historical collection experience. Management reviews the receivable and adjusts the allowance based on historical experience, financial condition of the customer and other relevant current economic factors. The allowances were deducted from accounts receivable on an individual basis, and the portion in excess of accounts receivable were then deducted from the long-term net investment in direct financing and sales-type leases.

For short-term net investment in sales-type leases and other financing receivables arising from transactions with peer stores, the Company provides a general provision based on 1.5% of the ending balances. Certain various percentages of allowance are further provided when the monthly installments default, according to the aging of such defaults. Such allowances are deducted from accounts receivable, short-term net investment in sales-type leases and other financing receivables, respectively.

For loans receivables, arising from loans provided through the CeraVest platform to SMBs, the Company provides a general provision of 1% of the ending balance. For overdue receivables from CeraVest, the Company provides a general provision based on 5% of the overdue balance, which arises when the SMBs are unable to pay the loans at maturity and the loans are at default.

Overdue receivables from CeraPay result when CeraPay users do not fully repay any outstanding amounts by the end of their monthly billing cycle. For overdue receivables from CeraPay, the Company provides a general provision based on 5.0% of the overdue balances.

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentration of credit risk consist principally of accounts receivable from sales of commercial vehicles and, investment in direct financing and sales-type leases and other financing receivables. Credit risk concentration with respect to accounts receivables and, investments in leases and other financing receivables is reduced because a large number of diverse customers over a wide geographic area make up the Company’s customer base.

Inventories

Inventories are stated at the lower of cost or market. The Company uses the specific identification method to value commercial vehicles and the first-in, first-out method (“FIFO”) to account for parts inventories.  A reserve of specific inventory units and parts inventories is maintained where the cost exceeds the estimated net realizable value.

Property, Equipment, Leasehold Improvements and Construction in progress

Property and equipment are recorded at cost and depreciated using the straight-line method over their estimated useful lives. All depreciation is included in operating expenses on the accompanying unaudited condensed consolidated statements of income and comprehensive income. Leasehold improvements are capitalized and amortized over the lesser of the life of the lease or the useful life of the related asset.

The estimated useful lives of property, equipment and leasehold improvements are as follows:

Useful life
Buildings	40 years
Equipment	5 - 10 years
Furniture and fixtures	5 - 10 years
Company automobiles	3 - 5 years
Leasehold improvements	Shorter of the remaining lease terms and estimated useful lives

Expenditures for major additions or improvements that extend the useful lives of assets are capitalized. Minor replacements, maintenance and repairs that do not improve or extend the lives of such assets are expensed as incurred.

The Company reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. When these events occur, the Company assesses the recoverability of the long-lived assets by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition where the fair value is lower than the carrying value, measurement of an impairment loss is recognized in the statements of operations and comprehensive income (loss) for the difference between the fair value, using the expected future discounted cash flows, and the carrying value of the assets. No impairment of long-lived assets was recognized for the periods presented.

Note financing payables

Note financing payables represent amounts received from investors through the CeraVest platform for the purchases of interest-bearing notes that corresponds to CeraVest loans receivables. The payables have a maturity period of six months from the initial purchase and an interest rate of approximately 8.6% per annum. The principal and interest is paid to the investors on the maturity date.

The transfer of financial assets originating from the CeraVest platform to investors does not meet the criteria of a sale of financial assets because the Company believes it still has continuing involvement and maintains effective control of the financial assets. Accordingly, the proceeds received from the investors under the financing agreement are accounted for as secured borrowings called note financing payables.

Long-term bonds payable

Long-term bonds payable represent securitized bonds sold to qualified investors pursuant to China Securities Regulatory Commission (CSRC) 2014 announcement No. 49 regarding asset securitizations. Pursuant to this announcement, as of June 30, 2015 the Company securitized approximately $101.8 million of sales-type leases, which were sold to qualified investors. The bonds bear interest at rates from 6.8% to 7.9% per annum, have a maturity of approximately 2.5 years and bear credit ratings of AA to AAA. The bonds are tradable on the Shanghai Stock Exchange Integrated Electronic Platform for Fixed-income Securities. The bonds are issued at par with the bond rate equivalent to the market rate and are guaranteed by and Mr. Li.

Fair Value of Financial Instruments

Financial instruments consist primarily of cash and cash equivalents, restricted cash, accounts receivable, prepaid expenses, other financing receivables, loans receivable, short-term net investment in sales-type leases, current maturity of net investment in direct financing and sales-type leases, accounts payable, due to affiliates, short-term borrowings, note financing payables, other payables and accrued liabilities, customer deposits, long-term bonds payable and long-term borrowings. The carrying amounts of the short-term financial instruments at June 30, 2015 and December 31, 2014 approximated their fair values because of their short maturities or existence of variable interest rates, which reflect current market rates. For long-term financial instruments, the carrying amount approximates its fair value since the interest rates applied to determine the carrying amount is close to the market interest rates for similar types of long-term instruments. When available, the Company measures the fair value of financial instruments based on quoted market prices in active markets, valuation techniques that use observable market-based inputs or unobservable inputs that are corroborated by market data. Pricing information that the Company obtains from third parties is internally validated for reasonableness prior to use in the consolidated financial statements. When observable market prices are not readily available, the Company generally estimates fair value using valuation techniques that rely on alternate market data or inputs that are generally less readily observable from objective sources and are estimated based on pertinent information available at the time of the applicable reporting periods. In certain cases, fair values are not subject to precise quantification or verification and may fluctuate as economic and market factors vary and the Company’s evaluation of those factors changes. Although the Company uses its best judgment in estimating the fair value of these financial instruments, there are inherent limitations in any estimation technique. In these cases, a minor change in an assumption could result in a significant change in its estimate of fair value, thereby increasing or decreasing the amounts of the Company’s consolidated assets, liabilities, equity and net income or loss.

A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Three levels of inputs are used to measure fair value:

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

Financing Arrangement with CITIC Bank

Under the financing arrangement with CITIC Bank, which began in March 2013, the Company’s customers obtain financing from CITIC while the Company provides a guarantee. The Company enters into a lease contract directly with the customer and also enters into a contractual obligation to repay the financing on behalf of the customer. The CITIC financing has a 24-month term and as a result the Company recognizes a long-term liability for amounts borrowed under the CITIC financing arrangement. Since January 2014, the Company does not anticipate further utilizing the financing arrangement in the future.

Comprehensive Income (Loss)

U.S. GAAP generally requires that recognized revenue, expenses, gains and losses be included in net income or loss. Although certain changes in assets and liabilities are reported as separate components of the equity section of the consolidated balance sheet, such items, along with net income, are components of comprehensive income or loss. The components of other comprehensive income or loss consist solely of foreign currency translation adjustments.

Commitments and Contingencies

In the normal course of business, the Company is subject to contingencies, including legal proceedings and claims arising out of the business that relate to a wide range of matters, including among others, product liability and guarantees provided to CITIC Bank for the financing arrangement. The Company recognizes a liability for such contingency if it determines it is probable that a loss has occurred and a reasonable estimate of the loss can be made. The Company may consider many factors in making these assessments including historical and the specific facts and circumstances of each matter.

Revenue Recognition

Commercial vehicles

The Company recognizes its long-term commercial vehicle lease financing arrangement, as well as the short-term commercial vehicle leases under the peer stores business and financing arrangement with China CITIC Bank, as sales-type leases.  For new commercial vehicles financed by the Company, the Company recognizes revenue when the following conditions are met: (a) when the lease contract is signed, (b) when the customer has taken possession of the vehicle, and (c) if the collectability of owed amounts are reasonably assured. The Company recognizes revenue using the fair value of the commercial vehicles by reference to the retail market price of the vehicles. The Company also records the sale of the GPS tracking unit sold to the lessee upon the transfer of the title and delivery of the product. These revenues are recorded as “Commercial Vehicles”.

Finance

The Company recognizes its second-hand vehicle lease financing arrangement as a direct financing lease because it does not give rise to dealer’s profit or loss to the Company. Under the second-hand vehicle lease financing program, the Company holds the title of the new or used vehicle and then transfers title to the customer at the end of the lease term. The excess of aggregate lease rentals over the acquisition cost of the leased second-hand vehicle constitutes unearned lease income to be taken into income over the lease term by using the effective interest method.

A membership fee is charged to all lessees for the privilege of utilizing the Company’s store branch network for certain services, which include general support services, licensing and permit services, insurance services and registration services. The membership fee is charged and collected by the Company when a direct financing and sales-type lease is signed. The Company records the amount as a deduction of minimum lease payment receivable. Revenue from our membership fee is deferred and recognized ratably over the term of the direct financing and sales-type lease. The difference between the gross investment in the lease and the fair value of the commercial vehicles is recorded as unearned income and amortized based on the effective interest rate method over the lease term. Management servicing fees are recognized when services are rendered.

With respect to the value added services (tires, fuel, insurance financing services), the Company provides one to three months of revolving credit facilities to eligible customers, from which tires, fuel and insurance services that is charged and collected at the beginning of the financing period is deferred and recognized ratably based on the effective interest rate method over the term of the financing period.

For financing provided to peer stores for the insurance and taxes related to the purchase of a new commercial vehicle, the Company charges peer stores an up-front service fee which is collected at the beginning of the financing period and is deferred and recognized ratably based on the effective interest rate method over the term of the financing period.

The Company recognizes interest income on CeraVest loans based on the effective interest rate method over the term of the financing period.

Interest from direct financing and sales-type leases, the membership fee amortization, management servicing fee, interest from value added services, service fee for the financing of the insurance and taxes under the peer stores business and interest on CeraVest loans are recorded as “Finance”.

Recognition of income is suspended and a lease/receivable is placed on non-accrual status when management determines that collection of future income is not probable. Accrual is resumed, and previously suspended income is recognized, when the lease/receivable becomes contractually current and/or collection doubts are removed. Cash receipts on impaired leases/receivable are recorded against the net investment/receivable and then to any unrecognized income.

Insurance and service

The Company also receives commissions from insurance institutions for referring its customers to buy auto insurance. Insurance commission and agency income is recorded when the insurance contract is signed and the insurance premium is paid to the insurance company. The insurance commission and agency fee is recorded as “Insurance and service.”

Penalty income generated from the lessees and CeraPay users for late payment is recognized when the payment is overdue and the collectability is reasonably assured. This income is recorded as “Insurance and service”.

CeraPay merchants are charged transaction fees of approximately 2%, which are recorded as “Insurance and service” when incurred.

Property lease and management

Minimum contractual rental income related to office leases are recognized on a straight-line basis over the terms of the respective leases. Straight-line rental revenue commences when the customer assumes control of the leased premises. In accordance with the Company's standard lease terms, rental payments are generally due on a monthly basis. Deferred rent receivable represents the cumulative difference between rental revenue as recorded on a straight-line basis and rents received from the tenants. As of June 30, 2015, about USD1.5 million deferred rent receivable was recorded. Tenant recovery revenue includes payments from tenants as reimbursements for management fees and utilities, etc., which are recognized when the related expenses are incurred. Rental from office lease and tenant recovery revenue together were recorded as “Property lease and management.”

Cost of Sales

Cost of sales from commercial vehicles consists of the purchase price of the leased vehicle plus the direct labor and other costs of the operations.

Cost of sales from insurance and service consists of insurance commissions plus the direct labor and other costs of the operations.

Cost of sales for property lease and management consists of renovation costs, depreciation for the leased out portion of the Kai Yuan Center, real estate taxes and salaries for customer service and maintenance personnel.

Advertising and Publicity

The Company expenses advertising costs as incurred. Advertising expenses totaled approximately $268,000 and $199,000 for the six months ended June 30, 2015 and 2014, respectively, and $116,000 and $110,000 for the three months ended June 30, 2015 and 2014, respectively, and are included in selling and marketing expense in the accompanying consolidated statements of operation.

Value added Tax and Business Tax

In the PRC, value added tax (the “VAT”) of 17% on invoice amount is collected in respect of the sales of goods on behalf of tax authorities. The VAT collected is not revenue of the Company; instead, the amount is recorded as a liability on the balance sheet until such VAT is paid to the authorities.

The Company’s PRC subsidiaries are also subject to business tax of 5% for their revenues from membership fee, interest from sales-type leases, management servicing fee, commission fee and revenues from tires, fuel and insurance financing services, which are recognized after net off business tax. The office leasing segment is also subject to business tax of 5% on rental income.

Segment Reporting

Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief executive officer, in deciding how to allocate resources and assessing performance. All of the Company’s sales are generated in the PRC and substantially all of the Company’s assets are located in the PRC. The Company’s operations consist of three reporting and operating segments: 1.) The commercial vehicle sales, servicing, leasing and support business, 2.) Internet-based business, and 3.) Office leasing business.

Earnings Per Share

The Company computes earnings per share (“EPS”) in accordance with generally accepted accounting principles. Companies with complex capital structures are to present basic and diluted EPS. Basic EPS is measured as the income available to ordinary shareholders divided by the weighted average ordinary shares outstanding for the period. For basic EPS, the weighted average number of shares outstanding for the period includes contingently issuable shares (i.e., shares issuable for little or no cash consideration upon the satisfaction of the conditions of a contingent stock agreement) as of the date that all necessary conditions have been met. Diluted EPS is similar to basic EPS but presents the dilutive effect on a per share basis of potential ordinary shares (e.g., convertible securities, options and warrants) as if they had been converted at the beginning of the periods presented, or issuance date, if later. Potential ordinary shares that have an anti-dilutive effect (i.e., those that increase income per share or decrease loss per share) are excluded from the calculation of diluted EPS.

Basic and diluted earnings per share for each of the periods presented are calculated as follows (in thousands, except share and per share data):

	Three months ended June 30,		Six months ended June 30,
	2015	2014	2015	2014
	(unaudited)	(unaudited)	(unaudited)	(unaudited)

Net income	$3,011	$4,399	$5,678	$1,800
Weighted average number of common shares outstanding – Basic	23,549,644	23,549,503	23,549,644	23,548,571
Stock options	708,391	434,984	712,606	270,857
Weighted average number of common shares outstanding – Diluted	24,258,035	23,984,487	24,262,250	23,819,428
Earnings per share
Basic	$0.13	$0.19	$0.24	$0.08
Diluted	$0.12	$0.18	$0.23	$0.08

Share-Based Payments

The Company records all share-based payments, including grants of employee stock options to employees, in the financial statements based on their fair values on grant date and amortizes to expense on straight-line basis over the vesting period. The Company used the Black-Scholes option-pricing model to estimate the fair value of the options at the date of grant. On August 6, 2012, the Company’s board of directors determined to amend certain Share Option Award Agreements entered into pursuant to the Incentive Plan to reduce the exercise price per share thereunder to the current fair market value of the Company’s ordinary shares. The Company used the binomial model to estimate the fair value of repriced options as the Company has reassessed the exercise pattern and determined that going forward a Binomial Pricing model is a better model for estimating the fair values of options.

Recently Issued Accounting Pronouncements

Management does not believe that any recently issued, but not yet effective, accounting standards or pronouncements, if currently adopted, would have a material effect on the Company’s condensed consolidated financial statements.